Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	$ 2,827		$ 2,947		$ 2,884
Net separate account value	55,596		53,447		44,750
Net amount at risk	361	[1]	250	[1]	585	[1]
Average age	67 years	[2]	67 years	[2]	66 years	[2]
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	890		916		836
Net separate account value	22,182		19,927		14,963
Net amount at risk	22	[1]	13	[1]	24	[1]
Average age	65 years	[2]	64 years	[2]	64 years	[2]
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	1,937		2,031		2,048
Net separate account value	33,414		33,520		29,787
Net amount at risk	339	[1]	237	[1]	561	[1]
Average age	69 years	[2]	69 years	[2]	68 years	[2]
GMAB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	53	[3]	92	[3]	165	[3]
Net separate account value	1,733	[3]	2,383	[3]	3,230	[3]
Net amount at risk	1	[1],[3]			12	[1],[3]
Average age	67 years	[2],[3]	64 years	[2],[3]	64 years	[2],[3]
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	144		178		128
Net separate account value	30,193		28,071		22,031
Net amount at risk	114	[1]	74	[1]	613	[1]
Average age	66 years	[2]	64 years	[2]	65 years	[2]
GMIB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	46		49		49
Net separate account value	461		510		514
Net amount at risk	$ 1	[1]			$ 1	[1]
Average age	66 years	[2]	64 years	[2]	65 years	[2]

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.